Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	PeerStream, Inc.
Entity Central Index Key	0001355839
Trading Symbol	PEER
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging growth company	false